RESERVES (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of reserves within equity [abstract]
Schedule of reserves of share based payments
		Years Ended June 30,
	Notes	2018	2017	2016

(a) Share Based Payments
25,216,490 (2017: 26,826,063) options for fully paid ordinary shares	13(b)	1,753,954	2,320,480	7,394,184
Nil (2017: Nil) options for ADRs	13(c)	-	-	1,515,434
Nil (2017: Nil) warrants for ADRs	13(d)	-	-	453,563

		1,753,954	2,320,480	9,363,181

Schedule of movements in options for fully paid ordinary shares
	Years Ended June 30,
	2018		2017		2016
	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)
Beginning of the year	26,826,063	2,320,480	19,395,582	2,320,480	19,395,582	7,394,184
Issued during the year	12,100,000	764,539	8,550,000	-	-	-
Expired during the year	(11,349,573)	(1,126,843)	(1,119,519)	-	-	-
Forfeited during the year	(2,360,000)	(204,221)	-	-	-	-
Exercised during the year	-	-	-	-	-	-

End of the year	25,216,490	1,753,954	26,826,063	2,320,480	19,395,582	7,394,184

Schedule of movements in options for ADRs
	Years Ended June 30,
	2018		2017		2016
	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)
Beginning of the year	-	-	-	1,515,434	-	1,515,434

Expiration of options (1)	-	-	-	(1,515,434)	-	-
End of the year	-	-	-	-	-	1,515,434

(1) Options exercisable at US5.00 on or before December 17, 2012. These options are convertible to ADRs, 1 ADR = 60 ordinary shares. At time of issue, 1 ADR = 10 ordinary shares. These options expired without being exercised on December 17, 2012.

Schedule of movement in warrants for ADRs
	Years Ended June 30,
	2018		2017		2016
	Number of Warrants	Comp. Expense (A$)	Number of Warrants	Comp. Expense (A$)	Number of Warrants	Comp. Expense (A$)
Beginning of the year (1)	-	-	-	453,563	-	453,563
Beginning of the year (2)	-	-	-	-	612,397	-
Expired	-	-	-	(453,563)	(612,397)	-
End of the year	-	-	-	-	-	453,563

(2) Warrants exercisable at A$0.17 on or before February 25, 2016. These warrants expired without being exercised on February 25, 2016.